Taxes - Income Tax Assessments (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Oct. 31, 2023	Mar. 31, 2024	Dec. 31, 2024
Income tax examination
Possible additional taxable income based on IRS assessment	$ 4,200
Income tax examination, proposed adjustment, estimated increase in income subject to tax		$ 1,200
Ministry of Finance, India
Income tax examination
Prepaid income taxes			$ 400